Derivatives - held for trading and hedging derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trading derivatives
Trading and hedging derivatives
Notional amount	€ 4,714,509	€ 4,761,206	€ 4,294,743
Market value	(649)	(2,326)	310
Trading derivatives | Securities and commodities derivatives and other
Trading and hedging derivatives
Notional amount	70,325	76,523	90,662
Market value	529	290	(697)
Trading derivatives | Interest rate risk | Forward rate agreements
Trading and hedging derivatives
Notional amount	190,553	370,244	175,661
Market value	(15)	(64)	(59)
Trading derivatives | Interest rate risk | Interest rate swaps
Trading and hedging derivatives
Notional amount	3,312,025	3,092,360	2,839,940
Market value	974	804	3,095
Trading derivatives | Interest rate risk | Options, futures and other derivative
Trading and hedging derivatives
Notional amount	540,424	565,635	505,655
Market value	(511)	(980)	(555)
Trading derivatives | Credit risk | Credit default swap
Trading and hedging derivatives
Notional amount	25,136	38,827	54,056
Market value	68	37	46
Trading derivatives | Currency risk | Foreign currency purchases and sales
Trading and hedging derivatives
Notional amount	236,805	259,336	250,596
Market value	(29)	1,102	80
Trading derivatives | Currency risk | Foreign currency options
Trading and hedging derivatives
Notional amount	43,488	36,965	35,772
Market value	(37)	112	104
Trading derivatives | Currency risk | Currency swaps
Trading and hedging derivatives
Notional amount	295,753	321,316	342,401
Market value	(1,628)	(3,627)	(1,704)
Hedging derivatives
Trading and hedging derivatives
Notional amount	255,271	259,038	296,293
Market value	493	2,221	(1,210)
Hedging derivatives | Securities and commodities derivatives and other
Trading and hedging derivatives
Notional amount	724	319	299
Market value	23	11	(2)
Hedging derivatives | Interest rate risk | Interest rate swaps
Trading and hedging derivatives
Notional amount	157,042	155,047	175,199
Market value	(2,950)	(1,410)	(1,153)
Hedging derivatives | Interest rate risk | Options, futures and other derivative
Trading and hedging derivatives
Notional amount	24,072	23,131	22,169
Market value	(284)	(4)	(54)
Hedging derivatives | Credit risk | Credit default swap
Trading and hedging derivatives
Notional amount		186	469
Market value		(1)	(5)
Hedging derivatives | Currency risk | Foreign currency purchases and sales
Trading and hedging derivatives
Notional amount	5,500	29,282	38,685
Market value	448	(1,066)	500
Hedging derivatives | Currency risk | Foreign currency options
Trading and hedging derivatives
Notional amount		28
Hedging derivatives | Currency risk | Currency swaps
Trading and hedging derivatives
Notional amount	67,933	51,045	59,472
Market value	€ 3,256	€ 4,691	€ (496)